Results of Operations	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Results of operations
2.5.6 Results of Operations
Revenue

For the Six-month period ended June 30,
(€‘000)	2022	2021
Out-licensing revenue	—	—
Other revenue	—	—

Total	—	—

The Group’s license and collaboration agreements generated no revenue in the first half of 2022 similar to first half 2021. The Group did not enter into any new license agreements for the six-month
period ended June 30, 2022.
The Group does not expect to generate material revenue unless and until the Group receives regulatory approval for one of its drug product candidates.
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s condensed consolidated interim financial statements.

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Employee expenses	5 432	4 530
Clinical study costs	1 465	2 205
Preclinical study costs	1 034	944
Depreciation	721	708
Process development and scale-up	459	407
IP filing and maintenance fees	458	84
Rent and utilities	323	337
Share-based payments	212	331
Consulting fees	126	152
Travel & Living	76	17
Others	221	241

Total R&D expenses	10 527	9 956

Research and development expenses totaled €10.5 million for the six-month
period ended June 30, 2022, which represents an increase of 5.7% compared to the first semester of 2021. The Group’s R&D internal resources are allocated to the continuous development of its immuno-oncology platform mainly in allogenic setting with its products candidate
CYAD-101,
CYAD-211
and preclinical programs. The increase in the Group’s R&D expenses is primarily driven by:

•
The increase of employee expenses mainly related to the full expense impact of the employees recruited during 2021 to support the Group’s preclinical and clinical programs, employee turnover and management changes;

•	The increase of IP filing and maintenance fees to strengthen the IP prosecution, partly compensated by;

•	The decrease of on clinical activities mainly due to the Phase 1b CYAD-101-002 (KEYNOTE-B79) trial which was on clinical hold during the second quarter of 2022.
General and administrative expenses

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Employee expenses	2 589	1 789
Insurances	1 215	730
Consulting fees	1 138	1 030
Share-based payments	864	759
Communication & Marketing	190	236
Depreciation	102	133
Travel & Living	57	12
Rent	32	15
Other	58	81

Total General and administrative expenses	6 245	4 785

General and administrative expenses increased over the
six-month
period ended June 30, 2022 compared to the
six-month
period ended June 30, 2021. The increase is mainly explained by the increase of employee expenses mainly related to management changes through the six-month
period ended June 30,2022 and higher insurances costs (D&O insurance principally).
Change in fair value of contingent consideration, other income and other expenses
Change in fair value of contingent consideration

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Change in fair value of contingent consideration	1 128	(1 961)

Total Change in fair value of contingent consideration	1 128	(1 961)

For the
six-month
period ended June 30, 2022, the fair value adjustment (€1.1million, non-cash income
) relating to reassessment as of June 30, 2022 required by International Financial R
e
porting Standards (IFRS) of the contingent consideration and other financial liabilities associated with the advancement in the Company’s NKG2D-based CAR T candidates, was mainly driven by
:

•
The updated assumptions on projected revenue associated to the Group’s allogeneic CAR T program
CYAD-101
for the treatment of mCRC for which the timing of the potential commercialization of the Group’s
CYAD-101
program has been delayed by one year. Additionally, the addressable patient population has been reduced based on recent safety findings for the candidate from the
CYAD-101-002
Phase 1b trial, which was on clinical hold during the second quarter of 2022 after two fatalities occurred in patients with similar pulmonary findings (see note 2.5.16.2);

•	The update in discount rate (Weighted Average Cost of Capital, or WACC) used for fair value measurement purposes at June 30, 2022, which led to an increase of the WACC (see note 2.5.16.2); and

•	The revaluation of the U.S. dollar against the Euro.
Other income

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Grant income (RCAs)	645	1 438
Grant income (Other)	804	166
R&D tax credit	329	339
Other	3	44

Total Other Income	1 781	1 987

For the
six-month
period ended June 30, 2022, the other income was mainly driven by following elements:

•
Grant income (RCAs): additional grant income has been recognized in 2022 on grants in the form of recoverable cash advances (RCAs) for contracts, mainly on conventions numbered 8212
(CYAD-101),
8436
(CYAD-211)
and 1910028 (shARC franchise). According to IFRS standards, the Company has recognized grant income for the period amounting to €0.6 million and a liability component of €0.4 million is accounted for as a financial liability (see disclosure note 2.5.13). The decrease compared to June 30, 2021 is mainly associated with lower additional grant income recognized on conventions aligned with the decrease of clinical activities;

•
Grant income (Others): additional grant income has been recognized in 2022 on grants received from the regional government for contract numbered 8516 (new engagers), not referring to RCAs and not subject to reimbursement. The increase compared to June 30, 2021 is mainly associated with additional grant income recognized on new convention signed during the last quarter of 2021 (contract numbered 8516 on new engagers) partly compensated by the decrease of grants received from the Federal Belgian Institute for Health Insurance (Inami) in the first half of 2021 fo
r €0.2 million
and for which no revenue has been recognized during the first half of 2022; and

•	With respect to R&D tax credit, the curr e nt year income (€0.3 million) is in line with previous year.
Other expenses

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Clinical Development milestone payment	—	—
Remeasurement of RCAs	66	129
Other	148	33

Total Other Expenses	214	162

Other Expenses remains stable over the
six-month
period ended June 30, 2022 compared to the
six-month
period ended June 30, 2021.

Operating loss

As a result of the foregoing, the Group’s operating loss, totaled €14.1 million for the six-month ended June 30, 2022, a decrease

of €0.8 million as compared to the
six-month
period ended June 30, 2021.
Financial income and financial expenses
The financial income of
€0.1
million refers mainly to the gain on foreign exchange differences for the year 2022 due to the revaluation of the USD.
Financial expense refers mainly to interest expense on lease agreements for an amount of €0.1
million for the
six-month
period ended June 30, 2022, in line with previous year.
Loss for the period
As a result, the Group’s loss for the
six-month
period ended June 30, 2022 was €14.1 million, a decrease of €0.8 million as compared to €14.9 million at June 30, 2021.
Loss per share
The loss per share is calculated by dividing loss for the period by the weighted average number of ordinary shares outstanding during the period. As the Group is incurring net losses, outstanding warrants have an anti-dilutive effect. As such, there is no difference between the basic and the diluted earnings per share.

	For the Six-month period ended June 30,
(€‘000)	2022	2021

Loss of the year attributable to Equity Holders	(14 056)	(14 854)
Weighted average number of shares outstanding	22 593 956	14 587 330

Earnings per share (non-fully diluted) in €	(0.62)	(1.02)

Outstanding warrants	2 269 448	1 899 090